Concentrations (Tables)	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Schedule of Revenue Derived from Customers

The Company’s revenue is derived from the following customers:

	2014	2013	2012
COSCON	$303,357	$301,842	$281,469
CSCL Asia	126,399	134,434	151,658
Hapag Lloyd	77,675	65,463	58,980
K-Line	76,130	76,148	76,359
Other	133,609	99,203	92,328

	$717,170	$677,090	$660,794